Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment	Cost
	Balance as at December 31, 2024	Additions	Disposals/ transfers	Balance as at June 30, 2025
	AED	AED	AED	AED
Office furniture	319,411	5,600	-	325,011
Computers	715,344	-	-	715,344
Office equipment	3,358,382	3,615,758	-	6,974,140
Fit out and fixtures	2,326,372	-	-	2,326,372
Totals (AED)	6,719,509	3,621,358	-	10,340,867
Totals (USD)	1,829,932	986,209	-	2,816,140
Depreciation
	Balance as at December 31, 2024	Additions	Disposals/ transfers	Balance as at June 30, 2025
	AED	AED	AED	AED
Office furniture	232,969	30,453	-	263,422
Computers	444,963	67,848	-	512,811
Office equipment	1,329,065	430,449	-	1,759,514
Fit out and fixtures	600,728	115,362	-	716,090
	2,607,725	644,112	-	3,251,837
Amount in USD	710,165	175,412	-	885,577
Net book value
	June 30, 2025		December 31, 2024
	USD	AED	AED
Office furniture	16,773	61,589	86,442
Computers	55,156	202,533	270,381
Office equipment	1,420,105	5,214,626	2,029,317
Fit out and fixtures	438,530	1,610,282	1,725,644
	1,930,564	7,089,030	4,111,784